Subsequent events	12 Months Ended
Dec. 31, 2021
Subsequent events
Subsequent events
41	Subsequent events

Up to the annual report date, there was no material subsequent event.

These financial statements were approved for issue by the Board of Directors on 21 April 2022 and were signed on its behalf.

Zhao Keyu	Zhao Ping
Director	Director